Operating Segments (Details) - Schedule of Reporting on Operating Segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	$ 2,572,357	$ 2,404,376	$ 1,933,918
Inter-segment revenues
Total revenues	2,572,357	2,404,376	1,933,918
Depreciation and amortization	115,308	122,184	95,507
Segment operating income	287,265	219,171	174,906
Unallocated corporate expenses	(10,625)	(11,155)	(4,265)
Total operating income	276,640	208,016	170,641
Financial expenses, net	(19,930)	(24,005)	(26,885)
Group’s share of profits of companies accounted for at equity, net	(1,808)	505	1,535
Taxes on income	(55,235)	(42,614)	(31,269)
Net income	199,667	141,902	114,022
Matrix IT [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	1,388,508	1,344,088	1,116,178
Inter-segment revenues	4,310	6,529	5,316
Total revenues	1,392,818	1,350,617	1,121,494
Depreciation and amortization	48,288	45,736	36,244
Segment operating income	149,298	102,054	84,181
Sapiens [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	474,736	461,035	382,903
Inter-segment revenues
Total revenues	474,736	461,035	382,903
Depreciation and amortization	33,050	45,732	35,965
Segment operating income	66,164	44,210	35,337
Magic Software [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	561,682	477,643	368,357
Inter-segment revenues	5,110	2,682	2,837
Total revenues	566,792	480,325	371,194
Depreciation and amortization	19,804	19,837	18,861
Segment operating income	61,762	59,785	47,757
Michpal [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	37,714	32,087	26,244
Inter-segment revenues	309
Total revenues	38,023	32,087	26,244
Depreciation and amortization	4,770	4,023	3,506
Segment operating income	8,117	6,838	6,333
ZAP Group [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	49,893	51,640
Inter-segment revenues
Total revenues	49,893	51,640
Depreciation and amortization	7,976	7,486
Segment operating income	(1,042)	5,962
Other [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	133,526	127,641	120,330
Inter-segment revenues	360
Total revenues	133,886	127,641	120,330
Depreciation and amortization	6,214	3,776	3,377
Segment operating income	8,311	3,841	4,753
Adjustments [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	(73,702)	(89,758)	(80,094)
Inter-segment revenues	(10,089)	(9,211)	(8,153)
Total revenues	(83,791)	(98,969)	(88,247)
Depreciation and amortization	(4,794)	(4,406)	(2,446)
Segment operating income	$ (5,345)	$ (3,519)	$ (3,455)